Note 19 - Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Minimum lease payments	$ 355	$ 217
Finance cost	(61)	(9)
Present value of lease liabilities	294	208	$ 313
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	121	175
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments	82	42
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Minimum lease payments	73	0
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Minimum lease payments	$ 79	$ 0